Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor [Member]	Dec. 31, 2009 Successor [Member]
Assets
Cash and cash equivalents	$ 64,489	$ 115,630	$ 115,630	$ 77,690
Accounts receivable, net of allowance for doubtful accounts	69,205	42,731	42,731	13,394
Deferred income taxes	16,326	16,326	16,326	7,743
Prepaid expenses and other current assets	10,921	5,489	5,489	29,559
Total current assets	160,941	180,176	180,176	128,386
Furniture, fixtures and equipment, net of accumulated depreciation	9,321	6,321	6,321	2,669
Intangible assets, net of accumulated amortization	352,299	365,745	365,745	224,372
Goodwill	573,745	559,168	559,168	349,749
Other assets	10,691	14,217	14,217	1,192
Total assets	1,106,997	1,125,627	1,125,627	706,368
Liabilities and Stockholders' Equity
Accounts payable	7,936	11,565	11,565	2,688
Accrued expenses	20,139	17,143	17,143	8,922
Acquisition-related payables			1,735	13,533
Deferred revenue and customer deposits	2,662	6,435	6,435	2,233
Payable to dissenting stockholders		56,698	56,698	60,893
Accrued interest	4,859	16,393	16,393	10,837
Other current liabilities	3,477	6,801	5,066	1,544
Total current liabilities	39,073	115,035	115,035	100,650
Deferred income taxes	83,546	81,305	81,305	55,416
Shareholder notes				222,011
Senior secured notes, net of unamortized discount	193,537	297,417	297,417
Other liabilities	18,949	5,814	5,814	5,051
Total liabilities	335,105	499,571	499,571	383,128
Commitment and contingencies (Note 5 and Note 8)
Stockholders' equity
Common stock	1,000	874	874	569
Additional-paid in capital, common stock	830,215	657,095	657,095	332,447
Accumulated deficit	(58,640)	(31,173)	(31,173)	(9,776)
Accumulated other comprehensive loss	(683)	(740)	(740)
Total stockholders' equity	771,892	626,056	626,056	323,240
Total liabilities and stockholders' equity	$ 1,106,997	$ 1,125,627	$ 1,125,627	$ 706,368